Form N-1A Supplement	May 26, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust and iShares, Inc.
Supplement dated May 26, 2026
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”)
for the iShares MSCI USA Value Factor ETF (VLUE) and
the iShares ESG Aware MSCI EM ETF (ESGE) (each a “Fund”)
Each Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the sections entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of each Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the sections entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of each Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA Value Factor ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust and iShares, Inc.
Supplement dated May 26, 2026
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”)
for the iShares MSCI USA Value Factor ETF (VLUE) and
the iShares ESG Aware MSCI EM ETF (ESGE) (each a “Fund”)
Each Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the sections entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of each Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the sections entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of each Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares ESG Aware MSCI EM ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust and iShares, Inc.
Supplement dated May 26, 2026
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”)
for the iShares MSCI USA Value Factor ETF (VLUE) and
the iShares ESG Aware MSCI EM ETF (ESGE) (each a “Fund”)
Each Fund is updating its investment policy to indicate that it intends to be “diversified,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), in approximately the same proportion as its Underlying Index is diversified. Shareholder approval will not be sought if a Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Accordingly, the following changes are effective immediately:
1.	The following is added after the Industry Concentration Policy at the end of the sections entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus of each Fund:
Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non‑diversified,” as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. The Fund discloses its portfolio holdings and weightings at www.iShares.com.
2.	The following is added to the sections entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus of each Fund:
Non‑Diversification Risk. To the extent the Fund is non‑diversified, the Fund may invest a large percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund’s performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.